Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended		4 Months Ended				5 Months Ended		6 Months Ended					7 Months Ended		8 Months Ended
	Jan. 30, 2018	Jan. 30, 2017	Feb. 28, 2018	Feb. 28, 2017	May 10, 2018	Apr. 30, 2018	May 01, 2017	Apr. 28, 2017	May 29, 2018	May 30, 2017	Jul. 10, 2018	Jun. 30, 2018	Jun. 15, 2018	Jul. 14, 2017	Jun. 30, 2017	Aug. 08, 2018	Jul. 30, 2018	Sep. 07, 2018	Aug. 28, 2018
Subsequent Event [Line Items]
Common stock - Dividend declared												$ 0.05	$ 0.05		$ 0.05
Dividends per share declared - payment date													Aug. 08, 2018
Dividends per share declared - record date													Aug. 02, 2018
Net proceeds from sale of treasuy stock												$ 3,571			$ 2,676
Cash dividends paid, per share					$ 0.05			$ 0.05						$ 0.05
Date declared					Mar. 12, 2018			Mar. 17, 2017						May 12, 2017
Subsequent Event
Subsequent Event [Line Items]
Common stock - Dividend declared																		$ 0.05
Dividends per share declared - payment date																		Dec. 06, 2018
Dividends per share declared - record date																		Nov. 30, 2018
Cash dividends paid, per share																$ 0.05
Date declared																Jun. 15, 2018
8% Series B Preferred Shares
Subsequent Event [Line Items]
Preferred stock - dividend paid	$ 0.5	$ 0.5				$ 0.5	$ 0.5
8% Series B Preferred Shares | Subsequent Event
Subsequent Event [Line Items]
Preferred stock - dividend paid																	$ 0.5
8.875% Series C Preferred Shares
Subsequent Event [Line Items]
Preferred stock - dividend paid	$ 0.55469	$ 0.55469				$ 0.55469	$ 0.55469
8.875% Series C Preferred Shares | Subsequent Event
Subsequent Event [Line Items]
Preferred stock - dividend paid																	$ 0.55469
8.75% Series D Preferred Shares
Subsequent Event [Line Items]
Preferred stock - dividend paid			$ 0.54687	$ 0.546875					$ 0.54687	$ 0.546875
8.75% Series D Preferred Shares | Subsequent Event
Subsequent Event [Line Items]
Preferred stock - dividend paid																			$ 0.546875
9.25% Series E Preferred Shares
Subsequent Event [Line Items]
Preferred stock - dividend paid			$ 0.57812						$ 0.57812	$ 0.34045
9.25% Series E Preferred Shares | Subsequent Event
Subsequent Event [Line Items]
Preferred stock - dividend payable																			$ 0.578125
9.50% Series F Preferred Shares | Subsequent Event
Subsequent Event [Line Items]
Sale of treasury stock											600,000
Net proceeds from sale of treasuy stock											$ 14,575